[Letterhead of Cadwalader, Wickersham & Taft LLP]

March 14, 2005

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Procter & Gamble Company
Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of The Procter & Gamble Company (the “Company”) we hereby transmit for filing a Registration Statement on Form S-4 under the Securities Act of 1933, as amended. The Company has sent the required fee in the amount of $6,295,835.25 by wire transfer to the Commission’s account.

If you have any questions, please contact me at (212) 504-5555.

Very truly yours,

/s/ Dennis J. Block
Dennis J. Block